[Letterhead of Mayer, Brown, Rowe & Maw LLP]

April 5, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:
Crompton Corporation
Registration Statement on Form S-4 (the "Registration Statement")

Ladies and Gentlemen:

        Please find the EDGAR filing submitted herewith on behalf of Crompton Corporation consisting of a Registration Statement on Form S-4 filed pursuant to Regulation C under the Securities Act of 1933.

        We would appreciate your informing us of the review status assigned to the Registration Statement at your earliest convenience. Please call either Scott Davis (312) 701-7311 or the undersigned at (312) 701-8492 with questions or comments regarding the Registration Statement.

Very truly yours,
/s/ James T. Lidbury
James T. Lidbury